Accounting Information and Policies	12 Months Ended
Dec. 31, 2017
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Accounting Information and Policies

1. ACCOUNTING INFORMATION AND POLICIES

The accounting policies adopted are the same as those which were applied for the previous financial year, except as set out below under the heading ‘Recent accounting developments’.

UNILEVER

The two parent companies, NV and PLC, together with their group companies, operate as a single economic entity (the Unilever Group, also referred to as Unilever or the Group). NV and PLC have the same Directors and are linked by a series of agreements, including an Equalisation Agreement, which are designed so that the positions of the shareholders of both companies are as closely as possible the same as if they held shares in a single company.

The Equalisation Agreement provides that both companies adopt the same accounting principles. It also requires that dividends and other rights and benefits attaching to each ordinary share of NV, be equal in value to those rights and benefits attaching to each ordinary share of PLC, as if each such unit of capital formed part of the ordinary share capital of one and the same company.

BASIS OF CONSOLIDATION

Due to the operational and contractual arrangements referred to above, NV and PLC form a single reporting entity for the purposes of presenting consolidated financial statements. Accordingly, the financial statements of Unilever are presented by both NV and PLC as their respective consolidated financial statements. Group companies included in the consolidation are those companies controlled by NV or PLC. Control exists when the Group has the power to direct the activities of an entity so as to affect the return on investment.

The net assets and results of acquired businesses are included in the consolidated financial statements from their respective dates of acquisition, being the date on which the Group obtains control. The results of disposed businesses are included in the consolidated financial statements up to their date of disposal, being the date control ceases.

Intra-group transactions and balances are eliminated.

COMPANIES LEGISLATION AND ACCOUNTING STANDARDS

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as adopted by the European Union (EU) and IFRIC Interpretations. They are also in compliance with IFRS as issued by the International Accounting Standards Board (IASB).

These financial statements are prepared under the historical cost convention unless otherwise indicated.

These financial statements have been prepared on a going concern basis. Refer to the going concern statement on page 77.

ACCOUNTING POLICIES

Accounting policies are included in the relevant notes to the consolidated financial statements. These are presented as text highlighted in grey on pages 93 to 145. The accounting policies below are applied throughout the financial statements.

FOREIGN CURRENCIES

The consolidated financial statements are presented in euros. The functional currencies of NV and PLC are euros and sterling respectively. Items included in the financial statements of individual group companies are recorded in their respective functional currency which is the currency of the primary economic environment in which each entity operates.

Foreign currency transactions in individual group companies are translated into functional currency using exchange rates at the date of the transaction. Foreign exchange gains and losses from settlement of these transactions, and from translation of monetary assets and liabilities at year-end exchange rates, are recognised in the income statement except when deferred in equity as qualifying hedges.

In preparing the consolidated financial statements, the balances in individual group companies are translated from their functional currency into euros. The income statement, the cash flow statement and all other movements in assets and liabilities are translated at average rates of exchange as a proxy for the transaction rate, or at the transaction rate itself if more appropriate. Assets and liabilities are translated at year-end exchange rates.

The ordinary share capital of NV and PLC is translated in accordance with the Equalisation Agreement. The difference between the value for PLC and the value by applying the year-end rate of exchange is taken to other reserves (see note 15B on page 117).

The effect of exchange rate changes during the year on net assets of foreign operations is recorded in equity. For this purpose net assets include loans between group companies and any related foreign exchange contracts where settlement is neither planned nor likely to occur in the foreseeable future.

The Group applies hedge accounting to certain exchange differences arising between the functional currencies of a foreign operation and NV or PLC as appropriate, regardless of whether the net investment is held directly or through an intermediate parent. Differences arising on retranslation of a financial liability designated as a foreign currency net investment hedge are recorded in equity to the extent that the hedge is effective. These differences are reported within profit or loss to the extent that the hedge is ineffective.

Cumulative exchange differences arising since the date of transition to IFRS of 1 January 2004 are reported as a separate component of other reserves. In the event of disposal or part disposal of an interest in a group company either through sale or as a result of a repayment of capital, the cumulative exchange difference is recognised in the income statement as part of the profit or loss on disposal of group companies.

CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS

The preparation of financial statements requires management to make judgements and estimates in the application of accounting policies that affect the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates. Estimates and judgements are continuously evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable. Revisions to accounting estimates are recognised in the period in which the estimate is revised and in any future period affected.

The following judgements are those that management believe have the most significant effect on the amounts recognised in the Group’s financial statements:

•	Separate presentation of items in the income statement – certain items of income or expense are presented separately as non-underlying items. These are excluded in several of our performance measures, including underlying operating profit and underlying earnings per share due to their nature and/or frequency of occurrence. See note 3 for further details.
•	Disclosure of Spreads assets and liabilities – following the announcement to dispose of our Spreads business, management have assessed whether this would meet the criteria for presentation as a discontinued operation. As Spreads contribution to the overall group is approximately 6 % of group turnover and 2 % of total assets, management have concluded that it does not represent a separate major line of business, or component of the Group and so should not be presented as a discontinued operation. The Spreads assets and liabilities have been presented in the financial statements as held for sale – see note 22.
•	Utilisation of tax losses and recognition of other deferred tax assets – The Group operates in many countries and is subject to taxes in numerous jurisdictions. Management uses judgement to assess the recoverability of tax assets such as whether there will be sufficient future taxable profits to utilise losses – see note 6B.
•	Likelihood of occurrence of provisions and contingent liabilities – events can occur where there is uncertainity over future obligations. Judgement is required to determine if an outflow of economic resources is probable, or possible but not probable. Where it is probable, a liability is recognised and further judgement is used to determine the level of the provision. Where it is possible but not probable, further judgement is used to determine if the likelihood is remote, in which case no disclosures are provided; if the likelihood is not remote then judgement is used to determine the contingent liability disclosed. Unilever does not have provisions and contingent liabilities for the same matters. External advice is obtained for any material cases. See notes 6A, 19 and 20.

The following estimates are those that management believe have the most significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are:

•	Measurement of defined benefit obligations – the valuations of the Group’s defined benefit pension plan obligations are dependent on a number of assumptions. These include discount rates, inflation and life expectancy of scheme members. Details of these assumptions and sensitivities are in note 4B.
•	Assumptions used in discounted cash flow projections – estimates of future business performance, cash generation, long term growth and discount rates are used in our assessment of impairment of assets at the balance sheet date. Details of the estimates used in the impairment reviews for significant cash generating units are set out in note 9; no reasonably plausible changes in a key assumption would cause an impairment.
•	Measurement of consideration and assets and liabilities acquired as part of business combinations – contingent consideration depends on an acquired business achieving targets within a fixed period. Estimates of future performance are required to calculate the obligations at the time of acquisition and at each subsequent reporting date. See note 21 for further information. Additionally, estimates are required to value the assets and liabilities acquired in business combinations. Intangible assets such as brands are commonly a core part of an acquired business as they allow us to obtain more value than would otherwise be possible.

RECENT ACCOUNTING DEVELOPMENTS

ADOPTED BY THE GROUP

The Group applied for the first time amendments to the following standard from 1 January 2017. This did not have a material impact on the Group.

APPLICABLE STANDARD	KEY REQUIREMENTS	IMPACT ON GROUP

Amendments to IAS 7 ‘Statement of Cash Flows’	This change adds a new requirement to explain changes in liabilities related to financing activities.	The required disclosure has been included in note 15C.

All other standards or amendments to standards that have been issued by the IASB and were effective by 1 January 2017 were not applicable to Unilever.

NEW STANDARDS, AMENDMENTS AND INTERPRETATIONS OF EXISTING STANDARDS THAT ARE NOT YET EFFECTIVE AND HAVE NOT BEEN EARLY ADOPTED BY THE GROUP

The following three new standards have been released, but are not yet adopted by the Group. The expected impact and progress is shown below.

APPLICABLE STANDARD	KEY REQUIREMENTS OR CHANGES IN ACCOUNTING POLICY	IMPLEMENTATION PROGRESS AND EXPECTED IMPACT

IFRS 9 ‘Financial Instruments’ Effective from the year ended 31 December 2018 The standard has been endorsed by the EU

This standard introduces new requirements in three areas:

Classification and measurement:

Financial assets will now be classified based on 1) the objective of the Group in holding the asset and 2) an assessment of whether the contractual cash flows are solely payments of principal and interest.

Impairment:

A new expected credit loss model will be used for calculating impairment on financial assets. A loss event does not have to occur before credit losses are recognised.

Hedge accounting:

New general hedge accounting requirements will allow hedge accounting based on the Group’s risk management policies rather than only prescribed scenarios.

During 2017, the Group concluded preparations for the new requirements in IFRS 9.

Classification and measurement:

The net effect, using 2017-year end balances, is that approximately €120 million of financial assets previously measured at fair value through equity will be measured at amortised cost. There are no other significant changes in classification.

Based on historic fair value movements of these assets, the impact on profit or loss will be immaterial.

There will be no impact on financial liabilities.

Impairment:

For trade receivables, we will make minor refinements to our calculation methodology to be more specific about ageing. The impact of applying this will be immaterial.

For other financial assets the expected impact of applying the new expected loss model will be immaterial.

Hedge accounting:

We have updated our hedge documentation to align with the requirements of IFRS 9 from 1 January 2018.

Our current hedge relationships will qualify as hedges on adoption of IFRS 9.

IFRS 15 ‘Revenue from Contracts with Customers’ Effective from the year ended 31 December 2018 The standard has been endorsed by the EU

The standard clarifies the accounting for bundled services and identifying each ‘performance obligation’ in contractual arrangements. It also provides more guidance on the measurement of revenue contracts which have discounts, rebates, payments to suppliers and consignment stock.

We have completed our review of the requirements of IFRS 15 against our existing accounting policies, in particular for trade expenditure, consignment stock, bad debts, other incentives and recognising license and franchise income.

As a result of our review we concluded that our current accounting policies are in line with the new standard.

IFRS 16 ‘Leases’ Effective from the year ended 31 December 2019 The standard has been endorsed by the EU

This standard changes the recognition, measurement, presentation and disclosure of leases. In particular it requires lessees to record all leases on the balance sheet with exemptions available for low value and short-term leases.

Due to the number of countries we operate in, significant work is required to estimate: the assets and liabilities that will need to be recognised on adoption of the new standard; the impact on Group profit; and reporting of cash flows.

In note 20, we outline that the Group has operating lease commitments of €2.5 billion. However, due to the changes in the definition of a lease term and potential embedded leases that we believe need to be identified and recognised on the balance sheet, it has not yet been possible to estimate the amount of right of use assets and lease liabilities that will be recognised on the balance sheet. We have also not yet decided which exemptions will be adopted.

During the year we have established a project team and begun an initial impact assessment exercise. We have also begun a review of the systems and processes that will need to be updated as a result of this change. We expect to conclude preparations by the end of 2018.

In addition to the above, based on an initial review the Group does not currently believe adoption of the following standard/amendments will have a material impact on the consolidated results or financial position of the Group.

APPLICABLE STANDARD	KEY REQUIREMENTS OR CHANGES IN ACCOUNTING POLICY
IFRIC 23 ‘Uncertainty over income tax treatments’ Effective from the year ended 31 December 2019

This interpretation clarifies how entities should reflect uncertainties over income tax treatments, such as when to determine separately or together. Based on preliminary work we estimate the impact will be immaterial, we are in the process of reviewing our existing arrangements to determine the impact on adoption.

IFRS 17 ‘Insurance Contracts’ Effective from the year ended 31 December 2021 The standard is not yet endorsed by the EU

This standard introduces a new model for accounting for insurance contracts. Based on preliminary work we estimate the impact will be immaterial, we are in the process of reviewing our existing arrangements to determine the impact on adoption.

Amendments to IAS 19 ‘Employee Benefits’ Effective from the year ended 31 December 2019 The standard is not yet endorsed by the EU

The change clarifies that following plan amendments, curtailment or settlements, current service and net interest costs for the remainder of the reporting period should be calculated in line with updated actuarial assumptions.

All other standards or amendments to standards that have been issued by the IASB and are effective from 1 January 2018 onwards are not applicable to Unilever.